Taxation - Taxation rate reconciliation and factors that may affect future tax charges (Details) € in Millions, £ in Millions	12 Months Ended
	Jun. 30, 2021 GBP (£)	Jun. 30, 2020 GBP (£)	Jun. 30, 2019 GBP (£)	Jun. 30, 2019 EUR (€)
Reconciliation of accounting profit multiplied by applicable tax rates [abstract]
Profit before taxation	£ 3,706	£ 2,043	£ 4,235
Notional charge at UK corporation tax rate	704	388	805
Elimination of notional tax on share of after tax results of associates and joint ventures	(63)	(54)	(59)
Differences in overseas tax rates	128	53	106
Effect of intra-group financing	0	(13)	(34)
Non taxable gain on disposals of businesses	(2)	0	(3)
Step-up gain	0	(2)	0
Other tax rate and tax base differences	0	(47)	(79)
Other items not chargeable	(52)	(60)	(51)
Impairment	0	135	0
Non deductible losses on disposals of businesses	0	6	0
Other items not deductible	67	115	122
Irrecoverable withholding taxes	25	36	24
Movements in provision related to uncertain tax positions	1	6	98
Changes in tax rates	78	45	(54)
Fair value adjustment in respect of assets held for sale	0	0	1
Adjustments in respect of prior years	21	(19)	22
Taxation on profit	£ 907	£ 589	£ 898
Reconciliation of average effective tax rate and applicable tax rate [abstract]
Notional charge at UK corporation tax rate	19.00%	19.00%	19.00%	19.00%
Elimination of notional tax on share of after tax results of associates and joint ventures	(1.70%)	(2.60%)	(1.40%)	(1.40%)
Differences in overseas tax rates	3.50%	2.60%	2.50%	2.50%
Effect of intra-group financing	0.00%	(0.60%)	(0.80%)	(0.80%)
Non taxable gain on disposals of businesses	(0.10%)	0.00%	0.00%	0.00%
Step-up gain	0.00%	(0.10%)	0.00%	0.00%
Other tax rate and tax base differences	0.00%	(2.30%)	(1.90%)	(1.90%)
Other items not chargeable	(1.40%)	(3.00%)	(1.20%)	(1.20%)
Impairment	0.00%	6.60%	0.00%	0.00%
Non deductible losses on disposals of businesses	0.00%	0.30%	0.00%	0.00%
Other items not deductible	1.80%	5.60%	2.90%	2.90%
Irrecoverable withholding taxes	0.70%	1.70%	0.60%	0.60%
Movements in provision related to uncertain tax positions	0.00%	0.30%	2.30%	2.30%
Changes in tax rates	2.10%	2.20%	(1.30%)	(1.30%)
Fair value adjustment in respect of assets held for sale	0.00%	0.00%	0.00%	0.00%
Adjustments in respect of prior years	0.60%	(0.90%)	0.50%	0.50%
Taxation on profit	24.50%	28.80%	21.20%	21.20%
Tax rate before exceptional items	22.20%	21.70%	20.60%	20.60%
French tax audit settlement (v)
Reconciliation of accounting profit multiplied by applicable tax rates [abstract]
Adjustments in respect of prior years			£ 61
Taxation on profit	£ 0	£ 0	£ 61	€ 69